FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21306
                                    -----------

                          FRANKLIN MUTUAL RECOVERY FUND
               (Exact name of registrant as specified in charter)

             101 John F. Kennedy Parkway, Short Hills, NJ 07078-2705
             --------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
         --------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (210) 912-2100
                                                    --------------

Date of fiscal year end:   03/31
                         -----------

Date of reporting period:  12/31/08
                          ---------


ITEM 1. SCHEDULE OF INVESTMENTS.


Franklin Mutual Recovery Fund

QUARTERLY STATEMENT OF INVESTMENTS

DECEMBER 31, 2008

CONTENTS

Statement of Investments .................................................   3
Notes to Statement of Investments ........................................   9

                    (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      Franklin - Templeton - MUTUAL SERIES


                     Quarterly Statement of Investments | 1

                       This page intentionally left blank.

Franklin Mutual Recovery Fund

STATEMENT OF INVESTMENTS, DECEMBER 31, 2008 (UNAUDITED)

                                                                                              RIGHTS/SHARES/
                                                                              COUNTRY       WARRANTS/CONTRACTS       VALUE
                                                                          --------------   -------------------   ------------
        COMMON STOCKS AND OTHER EQUITY INTERESTS 61.2%
        AIRLINES 4.3%
    (a) ACE Aviation Holdings Inc., A .................................        Canada            201,052         $  1,115,303
    (a) Delta Air Lines Inc. ..........................................    United States         722,708            8,282,234
  (a,b) Northwest Airlines Corp., Contingent Distribution .............    United States       7,455,000                4,697
                                                                                                                 ------------
                                                                                                                    9,402,234
                                                                                                                 ------------
        AUTO COMPONENTS 0.0%(c)
(a,b,d) Collins & Aikman Products Co., Contingent Distribution ........    United States          53,682                  537
    (a) Dana Holding Corp. ............................................    United States          28,017               20,733
  (a,b) Dana Holding Corp., Contingent Distribution ...................    United States         661,000                  206
                                                                                                                 ------------
                                                                                                                       21,476
                                                                                                                 ------------
        AUTOMOBILES 0.2%
  (a,e) IACNA Investor LLC ............................................    United States          10,457                  105
(a,e,f) International Automotive Components Group Brazil LLC ..........        Brazil            185,241              147,381
(a,e,f) International Automotive Components Group Japan LLC ...........        Japan              16,213               17,522
(a,e,f) International Automotive Components Group LLC .................      Luxembourg          660,308              112,318
(a,e,f) International Automotive Components Group NA LLC, A ...........    United States         299,438               48,749
                                                                                                                 ------------
                                                                                                                      326,075
                                                                                                                 ------------
        BEVERAGES 1.0%
        Carlsberg AS, B ...............................................       Denmark             67,060            2,157,475
                                                                                                                 ------------
        BIOTECHNOLOGY 1.5%
  (a,g) Genentech Inc. ................................................    United States          40,754            3,378,914
                                                                                                                 ------------
        BUILDING PRODUCTS 0.0%(c)
        Armstrong World Industries Inc. ...............................    United States             252                5,448
                                                                                                                 ------------
        CHEMICALS 1.4%
        Huntsman Corp. ................................................    United States         254,894              876,835
        Koninklijke DSM NV ............................................     Netherlands           88,045            2,256,052
                                                                                                                 ------------
                                                                                                                    3,132,887
                                                                                                                 ------------
        COMMERCIAL BANKS 1.4%
  (a,e) Elephant Capital Holdings Ltd. ................................        Japan                 721                   --
  (a,e) First Chicago Bancorp .........................................    United States         410,714            3,114,952
  (a,e) NCB Warrant Holdings Ltd., A ..................................        Japan              31,928                   --
                                                                                                                 ------------
                                                                                                                    3,114,952
                                                                                                                 ------------
        COMMUNICATIONS EQUIPMENT 0.6%
    (a) Sycamore Networks Inc. ........................................    United States         486,492            1,308,664
                                                                                                                 ------------
        CONSUMER FINANCE 0.6%
  (a,e) Cerberus CG Investor I LLC ....................................    United States       1,874,481              374,896
  (a,e) Cerberus CG Investor II LLC ...................................    United States       1,874,481              374,896
  (a,e) Cerberus CG Investor III LLC ..................................    United States         937,240              187,448
  (a,e) Cerberus FIM Investors Holdco LLC .............................    United States       1,777,250              376,418
                                                                                                                 ------------
                                                                                                                    1,313,658
                                                                                                                 ------------
        CONTAINERS & PACKAGING 0.7%
        Temple-Inland Inc. ............................................    United States         332,720            1,597,056
                                                                                                                 ------------


                     Quarterly Statement of Investments | 3

Franklin Mutual Recovery Fund

                                                                                              RIGHTS/SHARES/
                                                                              COUNTRY       WARRANTS/CONTRACTS       VALUE
                                                                          --------------   -------------------   ------------
        COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
        DIVERSIFIED FINANCIAL SERVICES 0.6%
    (a) Fortis, rts., 7/01/14 .........................................       Belgium            221,485         $         --
  (a,e) GLCP Harrah's Investment LP ...................................    United States       4,502,725            1,350,818
                                                                                                                 ------------
                                                                                                                    1,350,818
                                                                                                                 ------------
        DIVERSIFIED TELECOMMUNICATION SERVICES 1.0%
(a,e,f) AboveNet Inc. .................................................    United States          41,983            2,099,150
(a,e,f) AboveNet Inc., stock grant, grant price $20.95, expiration
           date 9/09/13 ...............................................    United States              55                  124
                                                                                                                 ------------
                                                                                                                    2,099,274
                                                                                                                 ------------
        ENERGY EQUIPMENT & SERVICES 0.4%
    (a) Transocean Ltd. ...............................................    United States          19,660              928,935
                                                                                                                 ------------
        FOOD & STAPLES RETAILING 2.5%
        CVS Caremark Corp. ............................................    United States         190,829            5,484,425
                                                                                                                 ------------
        FOOD PRODUCTS 2.2%
    (g) Cadbury PLC ...................................................   United Kingdom         554,112            4,900,362
                                                                                                                 ------------
        HEALTH CARE PROVIDERS & SERVICES 2.2%
    (a) Community Health Systems Inc. .................................    United States         179,834            2,621,980
  (a,e) Kindred Healthcare Inc. .......................................    United States         104,434            1,291,744
    (a) Tenet Healthcare Corp. ........................................    United States         766,804              881,824
                                                                                                                 ------------
                                                                                                                    4,795,548
                                                                                                                 ------------
        HOTELS, RESTAURANTS & LEISURE 0.0%(c)
    (a) Trump Entertainment Resorts Inc. ..............................    United States         104,864               17,869
                                                                                                                 ------------
        INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 3.1%
        Constellation Energy Group ....................................    United States         273,655            6,866,004
                                                                                                                 ------------
        INDUSTRIAL CONGLOMERATES 1.7%
    (f) Orkla ASA .....................................................       Norway             554,089            3,620,976
                                                                                                                 ------------
        INSURANCE 3.8%
  (a,e) Imagine Group Holdings Ltd. ...................................       Bermuda            287,034            2,350,808
  (a,e) Symetra Financial .............................................    United States         445,440            5,919,898
                                                                                                                 ------------
                                                                                                                    8,270,706
                                                                                                                 ------------
        INTERNET SOFTWARE & SERVICES 0.4%
  (a,g) Yahoo! Inc. ...................................................    United States          77,010              939,522
                                                                                                                 ------------
        IT SERVICES 2.8%
    (a) Alliance Data Systems Corp. ...................................    United States         129,276            6,015,212
                                                                                                                 ------------
        MACHINERY 0.0%
  (a,e) Motor Coach Industries International Inc., wts., 5/27/09 ......    United States               1                   --
                                                                                                                 ------------
        MEDIA 10.3%
    (a) Adelphia Recovery Trust .......................................    United States      11,280,134              112,801
  (a,b) Adelphia Recovery Trust, Arahova Contingent Value Vehicle,
           Contingent Distribution ....................................    United States       1,018,915              152,837
  (a,b) Century Communications Corp., Contingent Distribution .........    United States       2,826,000                   --
        News Corp., A .................................................    United States         583,265            5,301,879


                     4 | Quarterly Statement of Investments

Franklin Mutual Recovery Fund

                                                                                              RIGHTS/SHARES/
                                                                              COUNTRY       WARRANTS/CONTRACTS       VALUE
                                                                          --------------   -------------------   ------------
        COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
        MEDIA (CONTINUED)
    (a) Time Warner Cable Inc., A .....................................    United States         357,954         $  7,678,113
        Time Warner Inc. ..............................................    United States         582,593            5,860,886
        Virgin Media Inc. .............................................   United Kingdom         717,289            3,579,272
                                                                                                                 ------------
                                                                                                                   22,685,788
                                                                                                                 ------------
        METALS & MINING 0.8%
        Cliffs Natural Resources Inc. .................................    United States          66,020            1,690,772
                                                                                                                 ------------
        MULTI-UTILITIES 1.4%
        Puget Energy Inc. .............................................    United States         110,410            3,010,881
                                                                                                                 ------------
        PAPER & FOREST PRODUCTS 3.8%
    (a) Domtar Corp. ..................................................    United States       1,362,087            2,274,685
        Weyerhaeuser Co. ..............................................    United States         195,052            5,970,542
                                                                                                                 ------------
                                                                                                                    8,245,227
                                                                                                                 ------------
        SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3.2%
    (a) LSI Corp. .....................................................    United States       1,113,749            3,664,234
        Maxim Integrated Products Inc. ................................    United States         299,700            3,422,574
                                                                                                                 ------------
                                                                                                                    7,086,808
                                                                                                                 ------------
        SOFTWARE 0.3%
    (a) i2 Technologies Inc. ..........................................    United States         115,870              740,409
                                                                                                                 ------------
        TOBACCO 7.9%
    (a) Alliance One International Inc. ...............................    United States       1,474,840            4,336,030
        Japan Tobacco Inc. ............................................        Japan               1,883            6,231,981
        Lorillard Inc. ................................................    United States          38,520            2,170,602
        UST Inc. ......................................................    United States          67,220            4,663,724
                                                                                                                 ------------
                                                                                                                   17,402,337
                                                                                                                 ------------
        TRANSPORTATION INFRASTRUCTURE 0.0%(c)
    (a) Groupe Eurotunnel SA ..........................................       France                 962                5,179
    (a) Groupe Eurotunnel SA, wts., 12/30/11 ..........................       France              27,397                3,141
                                                                                                                 ------------
                                                                                                                        8,320
                                                                                                                 ------------
        WIRELESS TELECOMMUNICATION SERVICES 1.1%
    (a) Leap Wireless International Inc. ..............................    United States          89,000            2,393,210
                                                                                                                 ------------
        TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
           (COST $247,016,434)                                                                                    134,312,242
                                                                                                                 ------------
        PREFERRED STOCKS (COST $237,700) 0.0%(c)
        AUTO COMPONENTS 0.0%(c)
    (e) Dana Holding Corp., 4.00%, cvt. pfd., B .......................    United States           2,377               21,393
                                                                                                                 ------------
        OPTIONS PURCHASED (COST $1,080,022) 0.7%
        PUT OPTIONS 0.7%
    (a) Volkswagen AG, exercise price 240 EUR, 6/19/09 ................       Germany                250            1,633,214
                                                                                                                 ------------


                     Quarterly Statement of Investments | 5

Franklin Mutual Recovery Fund

                                                                              COUNTRY      PRINCIPAL AMOUNT(h)       VALUE
                                                                          --------------   -------------------   ------------
CORPORATE BONDS & NOTES 10.2%
    (i) ACE Aviation Holdings Inc., cvt., 144A, 4.25%, 6/01/35 ........       Canada             430,000 CAD     $    313,312
    (j) Boston Generating LLC, FRN,
           Revolver, 3.637%, 12/21/13 .................................    United States          42,000               25,200
           Synthetic Letter of Credit, 3.637%, 12/21/13 ...............    United States         149,900               89,940
           Term Loan B, 6.012%, 12/21/13 ..............................    United States         665,900              399,540
    (j) Calpine Corp., Exit Term Loan, FRN, 6.645%, 3/29/14 ...........    United States       1,844,408            1,368,156
    (e) Cerberus CG Investor I LLC, 12.00%, 7/31/14 ...................    United States       1,645,200              329,040
    (e) Cerberus CG Investor II LLC, 12.00%, 7/31/14 ..................    United States       1,645,200              329,040
    (e) Cerberus CG Investor III LLC, 12.00%, 7/31/14 .................    United States         822,600              164,520
    (e) Cerberus FIM Investors Holdco LLC, 12.00%, 11/22/13 ...........    United States       5,330,691            1,129,028
  (j,k) Charter Communications Operating LLC, Term Loan B, FRN, 3.63%,
           3/06/14 ....................................................    United States         642,900              434,311
    (j) First Data Corp., Term Loan, FRN, 3.211%, 9/24/14,
           B-1 ........................................................    United States         451,200              275,697
           B-2 ........................................................    United States          91,000               55,604
           B-3 ........................................................    United States         178,200              109,055
        Groupe Eurotunnel SA, cvt., sub. bond, NRS I,
           T2, 3.00%, 7/28/09 .........................................        France              1,100 EUR            1,308
           T2, 3.00%, 7/28/09 .........................................        France              1,773 GBP            2,590
           T3, 3.00%, 7/28/10 .........................................        France          1,561,200 EUR        1,855,572
           T3, 3.00%, 7/28/10 .........................................        France            805,919 GBP        1,177,086
    (i) Indianapolis Downs LLC, 144A,
           senior secured note, 11.00%, 11/01/12 ......................    United States       1,000,000              550,000
    (l) senior secured sub. note, PIK, 15.50%, 11/01/13 ...............    United States       4,065,145            1,605,732
  (e,f) International Automotive Components Group NA LLC, 9.00%,
           4/01/17 ....................................................    United States          90,167               43,468
(e,f,j) Pontus I LLC, junior note, 144A, FRN, 5.689%, 7/24/09 .........    United States       1,698,244            1,916,607
(e,f,j) Pontus II Trust, junior profit-participating note, 144A, FRN,
           7.516%, 6/25/09 ............................................    United States         269,261               62,725
    (j) Realogy Corp., FRN, 4.596%, 4/10/13 ...........................    United States       2,073,321            1,184,385
           Delayed Draw Term B Loan, 5.706%, 10/10/13 .................    United States         189,068              119,270
           Initial Term Loan B, 5.706%, 10/10/13 ......................    United States       1,042,735              657,792
           Synthetic Letter of Credit, 1.52%, 10/10/13 ................    United States         280,713              177,083
  (d,j) Revel Entertainment Group LLC, FRN,
           First Lien Loan, 4.97%, 5/30/09 ............................    United States       3,000,000            2,760,000
           Second Lien Loan, 7.97%, 5/30/09 ...........................    United States       3,000,000            2,760,000
        Rite Aid Corp., senior note, 9.50%, 6/15/17 ...................    United States       3,000,000            1,057,500
    (j) Texas Competitive Electric Holdings Co. LLC, FRN,
           5.368%, 10/10/14 ...........................................    United States       1,914,300            1,336,023
           Term Loan B3, 5.368%, 10/10/14 .............................    United States         179,400              125,206
                                                                                                                 ------------
        TOTAL CORPORATE BONDS & NOTES (COST $41,761,193) ..............                                            22,414,790
                                                                                                                 ------------


                     6 | Quarterly Statement of Investments

Franklin Mutual Recovery Fund

                                                                                           PRINCIPAL AMOUNT(h)
                                                                              COUNTRY          /CONTRACTS            VALUE
                                                                          --------------   -------------------   ------------
        CORPORATE BONDS & NOTES IN REORGANIZATION 0.8%
  (j,m) Motor Coach Industries International Inc., FRN, First Lien DIP
           Revolver, 7.75%, 9/19/09 ...................................    United States         236,466         $    230,931
    (k) Second Lien DIP Trust A Term Loan, 12.75%, 9/19/09 ............    United States         366,145              300,239
        Second Lien DIP Trust B Term Loan, 15.25%, 9/19/09 ............    United States         223,037              189,581
    (k) Second Lien Senior Secured Term Loan, 11.00%, 12/01/08 ........    United States         302,201              240,250
    (d) Third Lien Senior Secured Term Loan, 15.649%, 12/01/08 ........    United States       3,484,298               95,121
    (m) Trump Entertainment Resorts Inc., 8.50%, 5/20/15 ..............    United States       2,801,691              385,233
  (f,m) Wimar OPCO LLC/Finance Corp., senior sub. note, 9.625%,
           12/15/14 ...................................................    United States      12,892,000              193,380
                                                                                                                 ------------
        TOTAL CORPORATE BONDS & NOTES IN REORGANIZATION
           (COST $15,589,568) .........................................                                             1,634,735
                                                                                                                 ------------
        TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
           (COST $305,684,917) ........................................                                           160,016,374
                                                                                                                 ------------
        SHORT TERM INVESTMENTS 7.5%
        U.S. GOVERNMENT AND AGENCY SECURITIES 7.5%
    (n) FHLB,
           1/02/09 ....................................................                        3,000,000            3,000,000
           1/05/09 ....................................................                       10,400,000           10,400,021
           1/12/09 ....................................................                        3,000,000            3,000,021
                                                                                                                 ------------
        TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
           (COST $16,339,360) .........................................                                            16,400,042
                                                                                                                 ------------
        TOTAL INVESTMENTS (COST $322,084,277) 80.4% ...................                                           176,416,416
        OPTIONS WRITTEN (0.1)% ........................................                                              (184,433)
        NET UNREALIZED APPRECIATION ON FORWARD EXCHANGE
           CONTRACTS 0.7% .............................................                                             1,521,295
        OTHER ASSETS, LESS LIABILITIES 19.0% ..........................                                            41,773,578
                                                                                                                 ------------
        NET ASSETS 100.0% .............................................                                          $219,526,856
                                                                                                                 ============
        OPTIONS WRITTEN 0.1%
        CALL OPTIONS 0.1%
        BIOTECHNOLOGY 0.0%(c)
        Genentech Inc., Jan. 85 Calls, 1/17/09 ........................   United States              200         $     37,000
                                                                                                                 ------------
        FOOD PRODUCTS 0.1%
        Cadbury PLC, Mar. 6 Calls, 3/20/09 ............................   United Kingdom             139               91,358
        Cadbury PLC, Mar. 6.4 Calls, 3/20/09 ..........................   United Kingdom             139               50,754
                                                                                                                 ------------
                                                                                                                      142,112
                                                                                                                 ------------
        INTERNET SOFTWARE & SERVICES 0.0%(c)
        Yahoo! Inc., Jan. 12.5 Calls, 1/17/09 .........................   United States               37                2,849
        Yahoo! Inc., Jan. 14 Calls, 1/17/09 ...........................   United States               78                2,418
        Yahoo! Inc., Jan. 15 Calls, 1/17/09 ...........................   United States                3                   54
                                                                                                                 ------------
                                                                                                                        5,321
                                                                                                                 ------------
        TOTAL OPTIONS WRITTEN (PREMIUMS RECEIVED $166,440) ............                                          $    184,433
                                                                                                                 ------------


                     Quarterly Statement of Investments | 7

Franklin Mutual Recovery Fund

See Abbreviations on page 14.

(a)  Non-income producing for the twelve months ended December 31, 2008.

(b) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

(c)  Rounds to less than 0.1% of net assets.

(d) Security has been deemed illiquid because it may not be able to be sold within seven days. At December 31, 2008, the aggregate value of these securities was $5,615,658, representing 2.56% of net assets.

(e)  See Note 5 regarding restricted and illiquid securities.

(f)  See Note 6 regarding other considerations.

(g) A portion or all of the security is held in connection with written option contracts open at year.

(h)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(i) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At December 31, 2008, the aggregate value of these securities was $2,469,044, representing 1.12% of net assets.

(j)  The coupon rate shown represents the rate at period end.

(k)  A portion or all of the security purchased on a delayed delivery basis.

(l)  Income may be received in additional securities and/or cash.

(m)  Defaulted security.

(n)  The security is traded on a discount basis with no stated coupon rate.

                     See Notes to Statement of Investments.


                     8 | Quarterly Statement of Investments

Franklin Mutual Recovery Fund

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

The Franklin Mutual Recovery Fund (Fund) is registered under the Investment Company Act of 1940, as amended, as a closed-end, continuously offered investment company.

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market.

Corporate debt securities and government securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert to the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund's Board of Trustees.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured


                     Quarterly Statement of Investments | 9

Franklin Mutual Recovery Fund

2. SECURITY VALUATION (CONTINUED)

against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. At December 31, 2008, a portion of the securities held by the Fund were fair valued. All security valuation procedures are approved by the Fund's Board of Trustees.

3. INCOME TAXES

At December 31, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ...........................................   $ 326,448,441
                                                                  =============
Unrealized appreciation .......................................   $   2,225,443
Unrealized depreciation .......................................    (152,257,468)
                                                                  -------------
Net unrealized appreciation (depreciation) ....................   $(150,032,025)
                                                                  =============

4. FORWARD EXCHANGE CONTRACTS

At December 31, 2008, the Fund had the following forward exchange contracts outstanding:

                                                   CONTRACT    SETTLEMENT    UNREALIZED     UNREALIZED
                                                    AMOUNT        DATE      APPRECIATION   DEPRECIATION
                                                 -----------   ----------   ------------   ------------
CONTRACTS TO BUY
        5,445,671   British Pound Sterling ...   $ 8,579,744     1/12/09     $       --    $  (628,710)
       10,020,155   Danish Krone .............     1,730,545     1/23/09        148,655             --
       70,000,000   Japanese Yen .............       785,088     2/19/09             --        (12,749)
          495,000   Canadian Dollar ..........       394,843     2/27/09         11,748             --
          455,000   Euro .....................       583,172     5/13/09         50,681             --
          155,000   Euro .....................       221,559     5/13/09             --         (5,631)
        5,300,000   Norwegian Krone ..........       738,925     5/19/09         18,499             --
CONTRACTS TO SELL
        9,006,149   British Pound Sterling ...    15,677,679     1/12/09      2,528,116             --
       12,500,000   Danish Krone .............     2,472,701     1/23/09        128,426             --
        7,640,826   Danish Krone .............     1,341,707     1/23/09             --        (91,269)
      444,356,484   Japanese Yen .............     4,624,717     2/19/09             --       (278,051)
        1,953,570   Canadian Dollar ..........     1,560,740     2/27/09             --        (43,914)
        2,550,000   Euro .....................     3,265,783     5/13/09             --       (286,581)
          750,000   Euro .....................     1,049,895     5/13/09          5,082             --
       25,687,648   Norwegian Krone ..........     3,641,251     5/19/09             --        (29,776)
        1,800,000   Norwegian Krone ..........       264,007     5/19/09          6,769             --
                                                                             ----------     ----------
         Unrealized appreciation (depreciation) on forward exchange
            contracts ...................................................     2,897,976     (1,376,681)
                                                                             ----------     ----------
                 NET UNREALIZED APPRECIATION ON FORWARD EXCHANGE
                    CONTRACTS ...........................................    $1,521,295
                                                                             ==========


                     10 | Quarterly Statement of Investments

Franklin Mutual Recovery Fund

5. RESTRICTED SECURITIES

At December 31, 2008, the Fund held investments in restricted securities, excluding 144A securities deemed to be liquid, valued in accordance with procedures approved by the Fund's Board of Trustees as reflecting fair value, as follows:

PRINCIPAL AMOUNT/
 SHARES/WARRANTS/                                                              ACQUISITION
    CONTRACTS                               ISSUER                                DATES            COST         VALUE
-----------------   ----------------------------------------------------   ------------------   ----------   -----------
           41,983       AboveNet Inc. ..................................    9/03/03 - 8/08/08   $1,625,260   $ 2,099,150
               55       AboveNet Inc., stock grant, grant price
                           $20.95, expiration date 9/09/13 .............    4/17/06 - 9/08/06           --           124
        1,874,481       Cerberus CG Investor I LLC .....................    7/26/07 - 6/17/08    1,874,481       374,896
        1,645,200       Cerberus CG Investor I LLC, 12.00%,
                           7/31/14 .....................................         7/26/07         1,645,200       329,040
        1,874,481       Cerberus CG Investor II LLC ....................    7/26/07 - 6/17/08    1,874,481       374,896
        1,645,200       Cerberus CG Investor II LLC, 12.00%,
                           7/31/14 .....................................         7/26/07         1,645,200       329,040
          937,240       Cerberus CG Investor III LLC ...................    7/26/07 - 6/17/08      937,240       187,448
          822,600       Cerberus CG Investor III LLC, 12.00%,
                           7/31/14 .....................................         7/26/07           822,600       164,520
        1,777,250       Cerberus FIM Investors Holdco LLC ..............        11/20/06         1,777,250       376,418
        5,330,691       Cerberus FIM Investors Holdco LLC,
                           12.00%, 11/22/13 ............................        11/20/06         5,330,691     1,129.028
            2,377   (a) Dana Holding Corp., 4.00%, cvt. pfd., B ........        12/27/07           237,700        21,393
              721       Elephant Capital Holdings Ltd. .................   10/22/03 - 3/11/08       83,893            --
          410,714       First Chicago Bancorp ..........................        11/16/06         5,749,996     3,114,952
        4,502,725       GLCP Harrah's Investment LP ....................         1/15/08         4,502,725     1,350,818
           10,457       IACNA Investor LLC .............................         7/24/08            10,709           105
          287,034       Imagine Group Holdings Ltd. ....................         8/31/04         2,939,659     2,350,808
          185,241       International Automotive Components
                           Group Brazil LLC ............................   4/13/06 - 12/26/08      124,262       147,381
           16,213       International Automotive Components
                           Group Japan LLC .............................    9/26/06 - 3/27/07      140,753        17,522
          660,308       International Automotive Components
                           Group LLC ...................................    3/15/06 - 4/04/08      660,479       112,318
           90,167       International Automotive Components
                           Group NA LLC, 9.00%, 4/01/17 ................         3/30/07            91,520        43,468
          299,438       International Automotive Components
                           Group NA LLC, A .............................   3/30/07 - 10/10/07      296,408        48,749
          104,434       Kindred Healthcare Inc. ........................    3/10/04 - 7/08/08    2,015,626     1,291,744
                1   (b) Motor Coach Industries International Inc.,
                           wts., 5/27/09 ...............................         3/30/07                --            --
           31,928       NCB Warrant Holdings Ltd., A ...................   12/16/05 - 3/11/08    2,153,981            --
        1,698,244       Pontus I LLC, junior note, 144A, FRN,
                           5.689%, 7/24/09 .............................    1/22/08 - 2/25/08    3,124,180     1,916,607
          269,261       Pontus II Trust, junior profit-participating
                           note, 144A, FRN, 7.516%, 6/25/09 ............         2/29/08           308,858        62,725
          445,440       Symetra Financial ..............................         7/27/04         5,120,000     5,919,898
                                                                                                             -----------
                    TOTAL RESTRICTED SECURITIES (9.91% of Net Assets) ....................................   $21,763,048
                                                                                                             ===========

(a) The Fund also invests in unrestricted securities of the issuer, valued at $20,939 as of December 31, 2008.

(b) The Fund also invests in unrestricted securities of the issuer, valued at $1,056,122 as of December 31, 2008.


                     Quarterly Statement of Investments | 11

Franklin Mutual Recovery Fund

6. OTHER CONSIDERATIONS

Officers, directors or employees of the Fund's Investment Manager, may serve from time to time as members of bondholders' steering committees, official creditors' committees, or boards of directors of companies in which the Fund invests. Such participation may result in the possession by the Investment Manager of material non-public information which, pursuant to the Fund's policies and the requirements of applicable securities laws, could prevent the Fund from trading in the securities of such companies for limited or extended periods of time.

Franklin Mutual serves as investment manager to certain special purpose entities that issue securities held by the Fund. Franklin Mutual is not compensated for such services and does not invest in or exercise control over such entities. As investment manager, Franklin Mutual is primarily responsible for recommending investments in unaffiliated issuers to be held by the special purpose entities. Securities issued by these special purpose entities are restricted under the Securities Act of 1933 and are deemed to be illiquid.

7. FAIR VALUE MEASUREMENTS

The Fund adopted Financial Accounting Standards Board (FASB) Statement No. 157, "Fair Value Measurement" (SFAS 157), on April 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Fund has determined that the implementation of SFAS 157 did not have a material impact on the Fund's financial statements.

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

-    Level 1 - quoted prices in active markets for identical securities

- Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.


                     12 | Quarterly Statement of Investments

Franklin Mutual Recovery Fund

7. FAIR VALUE MEASUREMENTS (CONTINUED)

The following is a summary of the inputs used as of December 31, 2008, in valuing the Fund's assets and liabilities carried at fair value:

                                           LEVEL 1       LEVEL 2       LEVEL 3         TOTAL
                                        ------------   -----------   -----------   ------------
ASSETS:
   Investments in Securities ........   $111,675,170   $37,383,933   $27,357,313   $176,416,416
   Other Financial Instruments(a) ...             --     2,897,976            --      2,897,976
LIABILITIES:
   Options Written ..................             --       184,433            --        184,433
   Other Financial Instruments(a) ...             --     2,259,503            --      2,259,503

(a) Other financial instruments includes net unrealized appreciation (depreciation) on forward exchange contracts and unfunded loan commitments.

At December 31, 2008, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining the Fund's fair value, is as follows:

                                                                  INVESTMENTS IN
                                                                    SECURITIES
                                                                  --------------
Beginning Balance - April 1, 2008 .............................    $ 53,984,007
   Net realized gain (loss) ...................................         498,754
   Net change in unrealized appreciation (depreciation) .......     (15,647,593)
   Net purchases (sales) ......................................     (11,328,173)
   Transfers in and/or out of Level 3 .........................        (149,682)
                                                                   ------------
Ending Balance ................................................    $ 27,357,313
                                                                   ============
Net change in unrealized appreciation (depreciation)
   attributable to assets still held at end of period .........    $(21,300,329)
                                                                   ============


                     Quarterly Statement of Investments | 13

Franklin Mutual Recovery Fund

8. NEW ACCOUNTING PRONOUNCEMENT

In March 2008, FASB issued FASB Statement No. 161, "Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133" (SFAS 161), which expands disclosures about derivative investments and hedging activities. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. The Fund is currently evaluating the impact, if any, of applying the various provisions of SFAS 161.

ABBREVIATIONS

CURRENCY

CAD - Canadian Dollar
EUR - Euro
GBP - British Pound Sterling

SELECTED PORTFOLIO

DIP  - Debtor-In-Possession
FHLB - Federal Home Loan Bank
FRN  - Floating Rate Loan
PIK  - Payment-In-Kind

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                     14 | Quarterly Statement of Investments


ITEM 2. CONTROLS AND PROCEDURES.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jennifer J. Bolt, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN MUTUAL RECOVERY FUND

By /s/JENNIFER J. BOLT
  -----------------------------
     Jennifer J. Bolt
     Chief Executive Officer -
     Finance and Administration
Date February 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JENNIFER J. BOLT
  -----------------------------
     Jennifer J. Bolt
     Chief Executive Officer -
     Finance and Administration
Date February 25, 2009

By /s/LAURA F. FERGERSON
  ------------------------------
      Laura F. Fergerson
      Chief Financial Officer and
      Chief Accounting Officer
Date  February 25, 2009